Provisions - Schedule of Future Payments (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term employee benefits [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 948	$ 783
Long-term employee benefits [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,058	842
Long-term employee benefits [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,250	1,003
Long-term employee benefits [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,245	1,147
Long-term employee benefits [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	915	1,160
Long-term employee benefits [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	5,134	4,749
Pension plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	3,116	2,995
Pension plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,960	2,858
Pension plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,793	2,682
Pension plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,725	2,527
Pension plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,698	2,457
Pension plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	12,844	11,751
Retroactive unemployment plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	69	66
Retroactive unemployment plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	16	38
Retroactive unemployment plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	70	20
Retroactive unemployment plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	77	70
Retroactive unemployment plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	29	102
Retroactive unemployment plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	71	94
Retirement Bonus Plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	64	40
Retirement Bonus Plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	28	22
Retirement Bonus Plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	47	26
Retirement Bonus Plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	50	40
Retirement Bonus Plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	42	43
Retirement Bonus Plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 222	$ 203